UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23480

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StepStone Private Markets
(Exact name of registrant as specified in charter)

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128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Robert W. Long
Chief Executive Officer
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

StepStone Private Markets

Consolidated Financial Statements

For the Six Months Ended September 30, 2023
(Unaudited)

Semi-Annual Report

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund or your financial intermediary. You may elect to receive all future reports, including your shareholder reports, in paper free of charge by contacting the Fund at 704-215-4300. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all StepStone Funds.

StepStone Private Markets
Table of Contents For the Six Months Ended September 30, 2023 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (704) 215-4300; or through the Fund’s website at https://www.stepstonepw.com/spring-documents; or both; and (ii) on the Commission’s website at http://www.sec.gov.

StepStone Private Markets
Consolidated Schedule of Investments September 30, 2023 (Unaudited)
Investments	Asset Class	Acquisition Date	Fair Value
Co-Investments — 11.8%[1,2,3,4]
Europe — 5.2%
BC Partners Defender Co-Investment L.P.*	Private Equity	09/10/2021	$3,618,729
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.*,12	Real Assets	08/30/2023	13,556,095
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.*,12	Real Assets	04/25/2022	12,265,114
Cinven Discovery Limited Partnership*	Private Equity	09/22/2022	3,099,306
Enak Aggregator Limited Partnership*	Private Equity	01/18/2022	3,301,406
Hao Tian Asia Investment Co Ltd. Facility A ($1,382,234 principal amount, 10.65%, 10/11/2024)[5,12]	Real Assets	06/04/2021	1,382,234
Kindred Capital Co-Invest I LP*	Private Equity	04/26/2022	12,512,636
KKR Cretaceous Co-Invest L.P.*	Real Assets	12/08/2022	14,305,212
Palace Co-Invest, SLP*,5	Real Assets	08/07/2021	10,483,565
Triton C Investment A L.P.*	Private Equity	03/29/2022	4,760,108
Total Europe			79,284,405

North America — 6.6%
AMP-20 Sterling Limited Partnership*	Private Equity	08/02/2023	3,887,437
Ares CARS Co-Invest, L.P.[12]	Real Assets	05/26/2022	21,071,674
Ascend SMG Co-Invest 1, L.P.*,5	Private Equity	09/25/2023	2,536,232
BPCP Speedstar Acquisition, LLC (1,900 common shares)[5,6]	Private Equity	01/20/2021	3,170,246
Decisions, LLC (1,718,769 common shares)*,5,7	Private Equity	12/28/2020	5,703,420
FH Sunrise Co-Investment I, LP (4,365,458 common shares)*,5	Private Equity	05/01/2023	4,365,458
JFL-Rand Co-Invest US Partners, L.P.*,12	Private Equity	03/10/2023	7,730,598
KKR Apple Co-Invest L.P.	Real Assets	09/20/2021	5,830,504
LJ Perimeter Co-Invest, L.P.*,12	Private Equity	10/28/2022	5,166,309
MH Fund II Co-Invest, LP*,6,12	Real Assets	03/23/2021	6,361,400
Mosyle Corporation — Series B-2 (45,010 preferred shares)*,5	Private Equity	04/21/2022	1,083,980
MPP KKC Holdings, LLC (3,000,000 common shares)*,5,6	Private Equity	11/10/2021	4,320,000
Novacap TMT VI Co-Investment (Cadenza), L.P.*,12	Private Equity	08/22/2023	2,003,797
Palms Co-Investment Partners, L.P.*	Private Equity	06/03/2022	4,671,496
Pegasus Coinvestors, L.P.[7,12]	Real Assets	10/05/2021	4,061,431
Providence VIII Tetris Co-Investment-A L.P.*	Private Equity	11/18/2022	4,360,276
RPIII FB Co-Invest LLC*,5,7	Private Equity	03/02/2023	5,000,000
THL Fund IX Investors (Beacon), L.P.*,5	Private Equity	05/05/2021	4,351,617
TPG VIII Merlin CI II, L.P.[12]	Private Equity	07/30/2021	3,530,170
WP Irving Co-Invest, L.P.	Private Equity	04/11/2022	2,616,553
Total North America			101,822,598
Total Co-Investments (Cost $168,271,979)			181,107,003

Primary Investment Funds — 2.7%[1,2,3,4]
Europe — 0.4%
Growth Capital Partners Fund V LP9,12	Private Equity	04/14/2022	6,638,492
Total Europe			6,638,492

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Investments	Asset Class	Acquisition Date	Fair Value
Primary Investment Funds (Continued)
North America — 1.8%
Imaginary I Opportunity, L.P.*	Private Equity	04/21/2022	$2,935,541
OceanSound Partners Fund, LP9,12	Private Equity	02/28/2022	14,711,137
PennantPark Capital Liquidity Solutions, LP*,5,12	Private Debt	08/04/2023	2,500,000
Tiger Global Private Investment Partners XV Feeder, L.P.*,12	Private Equity	03/23/2022	6,636,950
Total North America			26,783,628

Rest of World — 0.5%
Eve One Fund II L.P.*,12	Private Equity	03/11/2022	7,740,238
Total Rest of World			7,740,238
Total Primary Investment Funds (Cost $35,799,655)			41,162,358

Secondary Investment Funds — 60.8%[1,2,3,4]
Europe — 9.6%
Advent International GPE VII-E Limited Partnership*,10,12	Private Equity	12/31/2021	331,456
Advent International GPE VIII-H Limited Partnership*,10	Private Equity	12/31/2021	3,868,981
Altor Fund IV (No. 1) AB*,12	Private Equity	12/30/2022	9,309,462
Altor Fund V (No. 1) AB12	Private Equity	12/30/2022	14,701,955
Altor Fund V (No. 2) AB*,12	Private Equity	06/30/2023	1,601,605
Astorg IQ-EQ Fund*,12	Private Equity	12/31/2021	906,628
Astorg V Fund*	Private Equity	01/11/2021	10,581
DFI European Value-Add Fund II*,9,12	Real Assets	07/12/2021	1,024,702
EQT Infrastructure IV (No.2) EUR SCSp*,9,12	Real Assets	09/29/2023	8,051,390
EQT IX (No.2) EUR SCSp*,10,12	Private Equity	07/06/2022	13,667,371
EQT VIII (No.2) SCSp*,10,12	Private Equity	07/06/2022	5,605,892
Equistone Partners Europe Fund IV*,12	Private Equity	12/31/2020	279,869
EuroStone SRIO II S.C.A.*,9,12	Real Assets	07/12/2021	134,831
Fifth Cinven Fund (No. 1) Limited Partnership*,9	Private Equity	10/30/2020	1,573,066
Harbert European Real Estate Fund III, L.P.*,9,12	Real Assets	07/12/2021	8,995
InfraRed Infrastructure V (1) LP*,12	Real Assets	06/29/2022	9,190,581
Kitty Hawk Capital Partners IV L.P.*,9,12	Real Assets	07/12/2021	547,011
LQG JV Landmark Portfolio GmbH & Co. KG*,9	Real Assets	07/12/2021	574,822
Macquarie European Infrastructure Fund 4 FPCI[12]	Real Assets	04/25/2023	5,336,402
Macquarie European Infrastructure Fund 5 SCSp[12]	Real Assets	04/25/2023	19,407,738
Oakley Capital Guinness B2 SCSP*,12	Private Equity	06/08/2023	7,093,874
Sixth Cinven Fund (No. 3) Limited Partnership[9,12]	Private Equity	10/30/2020	5,955,846
Ufenau Continuation 3, SLP*,12	Private Equity	04/14/2022	24,242,608
VIP SIV I LP*,12	Private Equity	05/06/2022	14,208,161
WREP#2 Luxco S.a r.l.*,9	Real Assets	07/12/2021	499,462
Total Europe			148,133,289

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (Continued)
North America — 50.1%
ABRY Partners VI, L.P.*,9,12	Private Equity	03/31/2021	$128,864
ABRY Senior Equity III, L.P.*,9,12	Private Equity	03/31/2021	15,373
Accordion DC Holdings, LP	Private Equity	12/08/2022	5,221,832
AEA Investors Fund V LP*,10,12	Private Equity	12/31/2020	178,736
AHP Fund I PV Feeder L.P.[12]	Private Equity	12/28/2020	2,025,658
AHP Fund II PV Feeder L.P.[12]	Private Equity	12/28/2020	5,609,378
Album Ventures MSL-C, LP*	Private Equity	04/21/2022	3,914,438
Ampersand CF Limited Partnership*	Private Equity	11/13/2020	1,312,878
Apollo Natural Resources Partners II, L.P.[10,12]	Real Assets	04/01/2021	530,378
Apollo Natural Resources Partners, L.P.*,10,12	Real Assets	04/01/2021	32,716
Apollo Overseas Partners (Delaware 892) VII, L.P.[10,12]	Private Equity	04/01/2021	58,134
Apollo Overseas Partners (Delaware 892) VIII, L.P.[10,12]	Private Equity	04/01/2021	1,317,361
Apollo Overseas Partners IX, L.P.[10,12]	Private Equity	01/01/2022	3,167,800
Ares Pathfinder Fund (Offshore), L.P.[12]	Private Debt	04/01/2023	13,555,987
Audax Private Equity Fund IV CF, L.P.*,12	Private Equity	12/24/2020	5,567,721
Berkshire Fund IX, L.P.[6,12]	Private Equity	09/04/2021	3,236,737
Berkshire Fund VIII, L.P.*,6,12	Private Equity	09/04/2021	2,265,075
Berkshire Fund X, L.P.[6,12]	Private Equity	09/04/2021	1,348,319
Blackstone Capital Partners VI L.P.[10,12]	Private Equity	01/01/2021	713,322
Blue Point Capital Partners III, L.P.*,9,12	Private Equity	06/30/2022	2,772,227
Blue Point Capital Partners IV, L.P.*,9,12	Private Equity	06/30/2022	11,903,986
Blue Point Capital Partners V (A), L.P.*,12	Private Equity	06/30/2022	1,564,480
Catterton Partners VII, L.P.*,12	Private Equity	12/31/2021	2,840,080
CD&R Value Building Partners I, L.P.	Private Equity	12/17/2021	9,943,886
Clayton, Dubilier & Rice Fund X, L.P.[10,12]	Private Equity	12/31/2021	6,287,136
Clearlake Capital Partners VI (Offshore), L.P.[12]	Private Equity	09/29/2022	16,235,821
Clearlake Capital Partners VI, L.P.[12]	Private Equity	12/30/2022	8,820,789
Clearview Capital Fund II, L.P.*,9,12	Private Equity	03/31/2021	2,787
Cortland Growth and Income, L.P. (17,393 common shares)	Real Assets	04/01/2022	23,025,424
Encore Consumer Capital Fund (PV) IV, LP*,10,12	Private Equity	06/30/2022	2,867,573
Encore Consumer Capital Fund III, L.P.*,12	Private Equity	06/30/2022	18,013,863
Excellere Capital Fund II, L.P.*,12	Private Equity	04/01/2021	3,977,073
FFL Parallel Fund IV, L.P.[10,12]	Private Equity	01/01/2021	569,153
Franklin BSP Lending Corporation (4,899,195 common shares)	Private Debt	03/31/2022	35,568,159
Fulcrum Capital Partners V, LP*,12	Private Equity	12/31/2021	2,225,462
Global Infrastructure Partners II-C, L.P.[12]	Real Assets	06/30/2021	7,089,894
Gores Capital Partners III, L.P.*,10,12	Private Equity	01/01/2021	43,558
Green Equity Investors IX, L.P.*,12	Private Equity	06/30/2022	86,192
Green Equity Investors Offshore Fund VII, L.P.*,12	Private Equity	09/30/2022	4,884,479
Green Equity Investors Offshore Fund VIII, L.P.*,12	Private Equity	09/30/2022	3,610,928
Green Equity Investors Side VII, L.P.*,12	Private Equity	06/30/2023	43,603,503

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (Continued)
North America (Continued)
Green Equity Investors VII, L.P.*,10,12	Private Equity	06/30/2022	$9,097,185
Green Equity Investors VIII, L.P.*,10,12	Private Equity	06/30/2022	4,201,601
Gridiron Capital Fund II, L.P.[9,12]	Private Equity	04/01/2021	589,281
Gridiron Strategic Advisors Fund, L.P.*,9,12	Private Equity	04/01/2021	18,189
Gryphon Partners IV, L.P.*,12	Private Equity	12/31/2021	2,185,315
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.[12]	Real Assets	10/01/2021	6,458,516
Halifax Capital Partners IV, L.P.*,12	Private Equity	06/30/2023	2,087,751
Halifax Capital Partners V, L.P.*,12	Private Equity	06/30/2023	—
Harvest Partners IX (Parallel), L.P.*,12	Private Equity	11/01/2022	4,197,039
Harvest Partners VI, L.P.*,7,12	Private Equity	03/31/2021	1,631,680
Harvest Partners VII (Parallel), L.P.*,12	Private Equity	11/01/2022	9,770,794
Harvest Partners VII, L.P.*,12	Private Equity	11/01/2022	18,666,859
Hellman & Friedman Capital Partners IX, L.P.*,9,12	Private Equity	06/30/2022	13,016,845
HPH II International FF, LP*,12	Private Equity	07/12/2021	6,558,269
Insight Partners Continuation Fund II, L.P.*,12	Private Equity	03/31/2023	51,783,678
Jade Equity Investors Offshore Fund, L.P.*,12	Private Equity	09/30/2022	1,589,499
JFL-NG Continuation Fund, L.P.*,12	Private Equity	10/27/2021	4,403,560
Kelso Breathe Investor (DE), L.P.*,12	Private Equity	02/11/2021	8,074,279
L Catterton VIII Offshore, L.P.*,12	Private Equity	12/31/2021	942,765
Littlejohn Fund IV-A, L.P.*,10,12	Private Equity	12/31/2020	350,320
LLR Equity Partners III, L.P.*,9,12	Private Equity	04/02/2021	104,278
Madison Dearborn Capital Partners VIII-C, L.P.[12]	Private Equity	03/12/2021	560,954
Maroon Investors, LP*,5,12	Private Equity	07/13/2023	3,902,198
Oak Hill Capital Partners V (Offshore 892), L.P.*,12	Private Equity	01/29/2021	2,707,232
Oak Hill Capital Partners V (Offshore), L.P.*,12	Private Equity	07/06/2023	30,305,376
Oak Hill Capital Partners VI (Onshore), L.P.*,12	Private Equity	07/06/2023	1,601,871
Octagon StepStone CLO Fund, Ltd. (50,000 common shares)*	Private Debt	02/07/2023	54,663,186
Odyssey Investment Partners Fund IV, LP*,12	Private Equity	04/01/2021	166,411
OHCP V GA COI, L.P.*	Private Equity	12/16/2020	4,272,243
Patriot SPV, L.P.*	Private Equity	03/18/2021	4,422,467
Pegasus WSJLL Fund, L.P.*,12	Private Equity	12/14/2021	14,659,984
Pine Brook Capital Partners II, L.P.[10,12]	Private Equity	12/31/2020	1,817,100
PTEV, L.P.*,6,12	Private Equity	12/30/2021	1,735,977
Riverside Capital Appreciation Fund VI, L.P.*,12	Private Equity	12/31/2021	2,293,377
Riverside Micro-Cap Fund IV B A, L.P.*,12	Private Equity	12/31/2021	3,003,409
Riverside Micro-Cap Fund IV-A, L.P.*,12	Private Equity	12/31/2021	9,508,610
Roark Capital Partners CF LP12	Private Equity	08/26/2022	24,652,372
Saw Mill Capital Investors, L.P.*,7,12	Private Equity	04/09/2021	196,611
SBJ Fund, LP*,9,12	Private Equity	07/31/2023	1,961,169
SPC Partners IV, L.P.*,9,12	Private Equity	03/31/2021	947,717
SPC Partners V, L.P.*,10,12	Private Equity	12/31/2020	186,660

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (Continued)
North America (Continued)
Sterling Investment Partners III, L.P.[10,12]	Private Equity	01/01/2021	$1,247,320
Stonepeak Infrastructure Fund III LP*,9,12	Real Assets	09/29/2023	5,885,485
Stripes Continuation Feeder Fund, LP*,12	Private Equity	10/29/2021	2,249,549
TA Atlantic and Pacific VII-B L.P.*,10,12	Private Equity	12/31/2020	1,941,368
Tailwind Capital Partners II (Cayman) L.P.*,12	Private Equity	12/31/2020	1,230,261
THL HT Parallel SPV, L.P.[12]	Private Equity	11/30/2020	4,220,653
Thoma Bravo Fund XI-A, L.P.*,12	Private Equity	01/01/2022	3,162,341
Thoma Bravo Special Opportunities Fund II-A, L.P.*,12	Private Equity	01/01/2022	1,762,379
TowerBrook Investors III (Parallel), L.P.*	Private Equity	12/31/2020	16,138
TPG Growth II, L.P.*,9,12	Private Equity	04/09/2021	127,248
TPG Partners VII, L.P.[12]	Private Equity	01/05/2023	22,474,929
TPG Partners VIII, L.P.[12,13]	Private Equity	06/30/2022	59,831,250
Trident VIII, L.P.[12]	Private Equity	12/30/2022	7,350,281
Trinity Hunt Partners CF, L.P.*,12	Private Equity	10/14/2022	21,790,552
Trive Capital Fund I (Offshore) LP*,12	Private Equity	12/31/2021	201,020
Trive Capital Fund II (Offshore) LP*,12	Private Equity	12/31/2021	1,685,562
Trive Capital Fund III LP*,7,12	Private Equity	12/31/2021	7,705,868
Trive Capital Fund III-A LP*,12	Private Equity	12/31/2021	2,184,049
Trive Capital Fund IV-A LP*,12	Private Equity	12/31/2021	525,523
Trive Structured Capital Fund I-A L.P.[12]	Private Equity	12/31/2021	2,097,058
Valar Co-Invest 1 LP*,5,14	Private Equity	12/29/2020	2,680,747
Vector Capital V, L.P.*,12	Private Equity	12/31/2021	6,911,245
Vista Equity Endeavor Fund I-A, L.P.*,12	Private Equity	01/01/2022	1,230,617
Water Street Healthcare Partners II, L.P.*,12	Private Equity	04/01/2021	206,545
Webster Equity Partners III-A, L.P.*,12	Private Equity	04/29/2021	6,336,643
West Street Real Estate Secondary Partners B, L.P.*,6,12	Real Assets	12/10/2021	4,733,571
WestCap Strategic Operator Offshore Feeder, L.P.	Private Equity	04/13/2022	5,735,793
WestCap Strategic Operator US Feeder Fund, L.P.[9,12]	Private Equity	04/13/2022	14,314,616
Westview Capital Partners III, L.P.*,10,12	Private Equity	12/31/2021	2,899,661
XPV Water Extended Value Fund LP*,12	Private Equity	10/03/2022	14,055,699
Total North America			772,223,758

Rest of World — 1.1%
Carlyle MENA Partners, L.P. and Parallel Vehicles[10,12]	Private Equity	01/01/2021	205,191
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles[10,12]	Private Equity	01/01/2021	468,516
NewQuest Asia Fund IV HH, L.P.*,12	Private Equity	04/25/2022	10,671,509
Vertex IV CF L.P.*,12	Private Equity	01/04/2022	5,417,679
Total Rest of World			16,762,895
Total Secondary Investment Funds (Cost $825,113,146)			937,119,942

Total Investments, excluding Cash Equivalents (Cost $1,029,184,780)			1,159,389,303

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Investments	Asset Class	Acquisition Date	Fair Value
Cash Equivalents — 4.6%
Fidelity Investments Money Market Government Portfolio — Class I, 5.23%[8,11] (71,498,806 shares)			$71,498,806
Total Cash Equivalents (Cost $71,498,806)			71,498,806

Total Investments, including Cash Equivalents — 79.9% (Cost $1,100,683,586)			1,230,888,109
Other assets in excess of liabilities — 20.1%			309,412,305
Net Assets — 100.0%			$1,540,300,414

*  Investment is non-income producing.

1    Geographic region generally reflects the location of the investment manager.

2    Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor.

3    Investments do not issue shares or hold outstanding principal, except where noted.

4    Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2023 was $1,159,389,303, or 75.3% of net assets. As of September 30, 2023, the aggregate cost of each investment restricted to sale was $3,061,767, $14,005,057, $12,166,256, $2,400,645, $2,875,802, $1,559,229, $15,125,016, $14,300,000, $9,370,425, $4,912,115, $3,926,704, $21,134,383, $2,562,567, $1,900,000, $2,700,000, $4,365,458, $7,723,987, $5,173,770, $4,832,342, $6,152,186, $1,083,980, $3,000,000, $2,021,311, $4,674,871, $3,628,907, $3,851,531, $5,000,000, $2,488,198, $0, $2,275,472, $5,313,410, $3,000,000, $8,902,451, $2,500,000, $9,083,794, $7,000,000, $778,307, $3,578,715, $8,821,165, $13,259,180, $1,479,380, $517,283, $0, $1,316,882, $6,981,720, $12,916,023, $6,239,583, $266,014, $65,596, $1,073,632, $0, $7,366,239, $357,599, $932,694, $2,847,829, $18,363,754, $7,240,012, $3,717,459, $20,441,461, $9,276,433, $363,874, $152,768, $55,651, $5,065,916, $1, $2,652,290, $5,750,821, $3,916,008, $919,287, $421,004, $0, $1,550,886, $0, $2,222,852, $10,994,242, $4,884,805, $2,973,668, $2,396,201, $1,238,531, $645,584, $2,378,805, $10,312,813, $1,666,748, $4,978,911, $8,424,750, $5,252,355, $14,670,005, $7,665,619, $782,874, $30,517,198, $2,646,764, $17,164,715, $4,122,381, $635,162, $31,000,000, $1,875,213, $10,014,833, $14,734, $67,650, $5,492,961, $3,122,272, $40,695,988, $10,582,781, $3,574,228, $540,898, $258,960, $1,676,157, $6,816,167, $1,553,340, $0, $4,634,668, $1,667,265, $9,109,565, $17,372,473, $11,462,492, $4,470,597, $40,612,500, $1,383,598, $2,377,651, $3,403,080, $978,982, $75,461, $301,587, $587,041, $3,902,198, $2,165,544, $26,139,764, $1,945,294, $50,000,000, $1, $2,462,945, $2,449,701, $12,916,997, $1,223,286, $1,559,649, $1,797,329, $1,924,556, $10,976,669, $18,495,495, $171,758, $1,328,784, $1,227,436, $174,527, $783,629, $5,885,485, $2,889,917, $463,607, $947,894, $2,184,460, $4,255,639, $1,848,759, $107,310, $168,370, $17,227,944, $44,760,883, $6,153,429, $19,159,544, $139,258, $1,144,725, $5,472,713, $1,605,289, $491,553, $2,045,096, $2,108,519, $5,404,123, $707,024, $553,537, $3,854,488, $4,350,340, $7,388,211, $16,596,219, $2,903,369, $9,603,502, $40,494, $739,450, $6,576,795 and $4,706,047, respectively, totaling $1,029,184,780.

5    The fair value of the investment was determined using significant unobservable inputs.

6    Security is held by SPRIM LLC — Series A.

7    Security is held by SPRIM LLC — Series B.

8    The rate reported is the 7-day effective yield at the period end.

9    Security is held by SPRIM Cayman LLC.

10    Security is held by SPRIM Cayman II LLC.

11    The audited statements of the fund can be found at sec.gov.

12    Investment has been committed to but has not been fully funded by the Fund.

13    A portion of the security is also held by SPRIM Cayman LLC and SPRIM Series B LLC.

14    Partnership is invested solely in Wise plc listed on the London Stock Exchange effective July 7, 2021.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total investments)
Secondary Investment Funds	76.1%
Co-Investments	14.7
Primary Investment Funds	3.4
Cash Equivalents	5.8
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Statement of Assets and Liabilities September 30, 2023 (Unaudited)
Assets
Investments, at fair value (cost $1,029,184,780)	$1,159,389,303
Cash denominated in foreign currency (cost $7,096,160)	7,122,730
Cash and cash equivalents	349,904,602
Receivable for fund shares sold	39,561,325
Interest receivable	1,522,862
Prepaid expenses	95,851
Distributions receivable from investments	77,561
Total Assets	1,557,674,234

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(644,810)
Revolving credit facility less deferred debt issuance costs	(644,810)
Payable for investments purchased	9,496,734
Deferred tax liability	5,643,687
Management fees payable	1,711,593
Professional fees payable	538,614
Transfer agent fees payable	316,481
Administration fees payable	69,240
Trustees’ fees payable	42,447
Other accrued expenses	199,834
Total Liabilities	17,373,820

Commitments and contingencies (see Note 8)

Net Assets	$1,540,300,414

Components of Net Assets:
Paid-in capital	$1,373,430,898
Total distributable earnings	166,869,516
Net Assets	$1,540,300,414

Class I:
Net Assets	$1,352,097,006
Outstanding Shares	28,478,637
Net Asset Value Per Share	$47.48

Class D:
Net Assets	$35,054,081
Outstanding Shares	740,457
Net Asset Value Per Share	$47.34

Class S:
Net Assets	$140,832,110
Outstanding Shares	2,997,667
Net Asset Value Per Share	$46.98

Class T:
Net Assets	$12,317,217
Outstanding Shares	262,374
Net Asset Value Per Share	$46.95

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Statement of Operations For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income
Dividend income (net of taxes withheld of $957,948)	$6,744,635
Interest income	6,696,892
Total Investment Income	13,441,527

Expenses
Management fees	9,032,023
Income tax expenses	2,627,535
Revolving credit facility fees[1]	1,488,374
Administration fees	746,765
Professional fees	648,529
Amortization of deferred investment costs	433,650
Transfer agent fees	365,466
Trustees’ fees	80,995
Shareholder servicing fees (Class D)	34,920
Distribution and shareholder servicing fees (Class S)	357,370
Distribution and shareholder servicing fees (Class T)	39,935
Other expenses	426,901
Total Expenses	16,282,463
Net Investment Income (Loss)	(2,840,936)

Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency
Net realized gain distributions from investments and foreign currency transactions	29,303,386
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	18,925,150
Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	48,228,536

Net Increase (Decrease) in Net Assets from Operations	$45,387,600

1      Includes amortization of debt issuance costs, commitment fees and interest expense.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Change in Net Assets Resulting from Operations
Net investment income (loss)	$(2,840,936)	$(1,381,825)
Net realized gain distributions from investments and foreign currency transactions	29,303,386	12,341,841
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	18,925,150	55,842,095
Net Increase (Decrease) in Net Assets Resulting from Operations	45,387,600	66,802,111

Distributions from Distributable Earnings
Class I	—	(16,394,012)
Class D	—	(487,065)
Class S	—	(447,726)
Class T	—	(74,170)
Total Distributions from Distributable Earnings	—	(17,402,973)

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from shares issued	372,613,720	490,075,040
Reinvestment of distributions	—	10,189,628
Repurchase of shares	(36,244,378)	(28,124,884)
Exchange of shares	10,720,919	—
Total Class I Transactions	347,090,261	472,139,784

Class D
Proceeds from shares issued	12,411,262	15,334,320
Reinvestment of distributions	—	261,258
Repurchase of shares	(676,728)	(293,037)
Exchange of shares	(9,487,772)	—
Total Class D Transactions	2,246,762	15,302,541

Class S
Proceeds from shares issued	88,927,267	49,609,100
Reinvestment of distributions	—	382,623
Repurchase of shares	(163,818)	(803,871)
Exchange of shares	(1,233,147)	—
Total Class S Transactions	87,530,302	49,187,852
The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Statements of Changes in Net Assets (Continued)
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Class T
Proceeds from shares issued	5,660,217	5,594,829
Reinvestment of distributions	—	24,401
Repurchase of shares	(95)	—
Exchange of shares	—	—
Total Class T Transactions	5,660,122	5,619,230

Change in Net Assets Resulting from Capital Share Transactions	442,527,447	542,249,407

Total Increase (Decrease) in Net Assets	487,915,047	591,648,545

Net Assets
Beginning of period	1,052,385,367	460,736,822
End of period	$1,540,300,414	$1,052,385,367

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2023 (Unaudited)
Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$45,387,600
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(224,964,927)
Distributions received from investments	48,206,239
Net realized gain distributions from investments and foreign currency transactions	(29,303,386)
Net change in unrealized (appreciation) depreciation on investments and foreign currency translation	(18,925,150)
(Increase)/Decrease in Assets
Investments paid in advance	9,840,335
Interest receivable	8,164
Prepaid expenses	193
Distributions receivable from investments	(15,605)
Due from Feeder Fund	300,867
Increase/(Decrease) in Liabilities
Payable for investments purchased	(28,899,029)
Deferred tax liability	2,627,535
Management fees payable	430,397
Professional fees payable	(23,997)
Transfer agent fees payable	316,481
Administration fees payable	69,240
Trustees’ fees payable	995
Commitment fees payable	(168,750)
Interest payable	(153,060)
Other accrued expenses	(143,429)
Net Cash Provided by (Used in) Operating Activities	(195,409,287)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	440,051,141
Repurchase of shares	(49,731,690)
Subscriptions received in advance	(44,113,425)
Proceeds from revolving credit facility	37,500,000
Repayments of revolving credit facility	(37,500,000)
Debt issuance costs	(19,000)
Amortization of debt issuance costs	285,525
Net Cash Provided by (Used in) Financing Activities	346,472,551

Effect of exchange rate changes on cash	27,558

Net Increase (Decrease) in Cash and Cash Equivalents and Cash Denominated in Foreign Currency	151,090,822

Cash and Cash Equivalents and Cash Denominated in Foreign Currency
Beginning of period	205,936,510
End of period	$357,027,332

End of Period Balances
Cash and cash equivalents	349,904,602
Cash denominated in foreign currency	7,122,730
End of Period Balance	$357,027,332

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest expense and commitment fees	$1,522,159
Stock distributions received in-kind from investments	$3,431,602

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Financial Highlights Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$45.61	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.09)	(0.07)	(0.54)	(0.89)
Net realized gains and change in unrealized appreciation (depreciation) on investments and foreign currency translation	1.96	3.57	10.44	9.54
Total from investment operations	1.87	3.50	9.90	8.65

Less distributions:
From net investment income	—	(0.40)	(0.23)	—
From net realized gains	—	(0.56)	(0.25)	—
Total distributions	—	(0.96)	(0.48)	—

Net Asset Value per share, end of period	$47.48	$45.61	$43.07	$33.65

Net Assets, end of period (in thousands)	$1,352,097	$963,316	$445,249	$81,122

Ratios to average shareholders’ equity:
Net investment income (loss)	(0.38)%[2]	(0.16)%	(1.36)%	(5.85)%[2]

Gross expenses	2.48%[2,3]	2.32%[3,4]	3.38%[3,4]	11.57%[2,4]
Adviser expense (reimbursement)/ recoupment	—	0.13%	0.18%	(5.52)%[2]
Net expenses	2.48%[2,3]	2.45%[3]	3.56%[3]	6.05%[2]

Total return[5]	4.10%	8.23%	29.43%	34.60%[6]

Portfolio turnover rate[7]	4.58%	4.35%	25.31%	5.95%

Senior Securities:
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	N/A	N/A	4.29

*     The Class commenced operations on October 1, 2020.

1    Per share data calculated using average shares outstanding during the period.

2    Annualized.

3    Ratio includes the deferred income tax expense related to SPRIM LLC. For the six months ended September 30, 2023, and for the fiscal years ended March 31, 2023 and March 31, 2022, this expense amounted to 0.21%, 0.02%, and 0.94% of average net assets, respectively.

4    Represents the ratio of expenses to average net assets absent the adviser expense reimbursement and/or recoupment of operating expenses.

5    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

7    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Financial Highlights Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$45.53	$43.03	$33.62	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.16)	(0.15)	(0.46)	(1.17)
Net realized gains and change in unrealized appreciation (depreciation) on investments and foreign currency translation	1.97	3.57	10.31	9.79
Total from investment operations	1.81	3.42	9.85	8.62

Less distributions:
From net investment income	—	(0.36)	(0.19)	—
From net realized gains	—	(0.56)	(0.25)	—
Total distributions	—	(0.92)	(0.44)	—

Net Asset Value per share, end of period	$47.34	$45.53	$43.03	$33.62

Net Assets, end of period (in thousands)	$35,054	$31,668	$14,908	$4,623

Ratios to average shareholders’ equity:
Net investment income (loss)	(0.68)%[2]	(0.34)%	(1.17)%	(7.47)%[2]

Gross expenses	2.74%[2,3]	2.49%[3,4]	3.44%[3,4]	11.54%[2,4]
Adviser expense (reimbursement)/ recoupment	—	0.13%	0.08%	(3.82)%[2]
Net expenses	2.74%[2,3]	2.62%[3]	3.52%[3]	7.72%[2]

Total return[5]	3.98%	8.04%	29.32%	34.48%[6]

Portfolio turnover rate[7]	4.58%	4.35%	25.31%	5.95%

Senior Securities:
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	N/A	N/A	4.29

*     The Class commenced operations on October 1, 2020.

1    Per share data calculated using average shares outstanding during the period.

2    Annualized.

3    Ratio includes the deferred income tax expense related to SPRIM LLC. For the six months ended September 30, 2023, and the fiscal years ended March 31, 2023 and March 31, 2022, this expense amounted to 0.23%, 0.02%, and 0.85% of average net assets, respectively.

4    Represents the ratio of expenses to average net assets absent the adviser expense reimbursement and/or recoupment of operating expenses.

5    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

7    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Financial Highlights Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$45.38	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.26)	(0.30)	(0.31)	(0.79)
Net realized gains and change in unrealized appreciation (depreciation) on investments and foreign currency translation	1.86	3.48	10.21	9.44
Total from investment operations	1.60	3.18	9.90	8.65

Less distributions:
From net investment income	—	(0.31)	(0.23)	—
From net realized gains	—	(0.56)	(0.25)	—
Total distributions	—	(0.87)	(0.48)	—

Net Asset Value per share, end of period	$46.98	$45.38	$43.07	$33.65

Net Assets, end of period (in thousands)	$140,832	$51,019	$87	$67

Ratios to average shareholders’ equity:
Net investment income (loss)	(1.11)%[2]	(0.67)%	(0.81)%	(5.27)%[2]

Gross expenses	3.17%[2,3]	3.40%[3,4]	3.45%[3,4]	11.67%[2,4]
Adviser expense (reimbursement)/ recoupment	—	0.01%	0.02%	(6.23)%[2]
Net expenses	3.17%[2,3]	3.41%[3]	3.43%[3]	5.44%[2]

Total return[5]	3.53%	7.48%	29.43%	34.60%[6]

Portfolio turnover rate[7]	4.58%	4.35%	25.31%	5.95%

Senior Securities:
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	N/A	N/A	4.29

*     The Class commenced operations on October 1, 2020.

1    Per share data calculated using average shares outstanding during the period.

2    Annualized.

3    Ratio includes the deferred income tax expense related to SPRIM LLC. For the six months ended September 30, 2023, and for the fiscal years ended March 31, 2023 and March 31, 2022, this expense amounted to 0.16%, (0.02)% and 0.72% of average net assets, respectively.

4    Represents the ratio of expenses to average net assets absent the adviser expense reimbursement and/or recoupment of operating expenses.

5    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

7    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Consolidated Financial Highlights Class T

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$45.29	$43.05	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.26)	(0.31)	(0.88)	(0.79)
Net realized gains and change in unrealized appreciation (depreciation) on investments and foreign currency translation	1.92	3.44	10.76	9.44
Total from investment operations	1.66	3.13	9.88	8.65

Less distributions:
From net investment income	—	(0.33)	(0.23)	—
From net realized gains	—	(0.56)	(0.25)	—
Total distributions	—	(0.89)	(0.48)	—

Net Asset Value per share, end of period	$46.95	$45.29	$43.05	$33.65

Net Assets, end of period (in thousands)	$12,317	$6,382	$493	$67

Ratios to average shareholders’ equity:
Net investment income (loss)	(1.11)%[2]	(0.70)%	(2.18)%	(5.27)%[2]

Gross expenses	3.19%[2,3]	3.32%[3,4]	3.69%[3,4]	11.67%[2,4]
Adviser expense (reimbursement)/ recoupment	—	0.05%	0.26%	(6.23)%[2]
Net expenses	3.19%[2,3]	3.37%[3]	3.95%[3]	5.44%[2]

Total return[5]	3.67%	7.37%	29.37%	34.60%[6]

Portfolio turnover rate[7]	4.58%	4.35%	25.31%	5.95%

Senior Securities:
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	N/A	N/A	4.29

*     The Class commenced operations on October 1, 2020.

1    Per share data calculated using average shares outstanding during the period.

2    Annualized.

3    Ratio includes the deferred income tax expense related to SPRIM LLC. For the six months ended September 30, 2023, and for the fiscal years ended March 31, 2023 and March 31, 2022, this expense amounted to 0.17%, 0.02%, and 1.15% of average net assets, respectively.

4    Represents the ratio of expenses to average net assets absent the adviser expense reimbursement and/or recoupment of operating expenses.

5    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

7    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited)
1. Organization

StepStone Private Markets (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on September 6, 2019 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund is offered to investors who are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on October 1, 2020.

The Fund offers Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares will be offered in a continuous registered public offering with subscriptions accepted on a daily basis at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by investing in private market assets (“Private Market Assets”). To achieve its investment objective, the Fund will allocate its assets across private equity, private debt and real assets.

Master-Feeder Structure

The Fund and StepStone Private Markets Feeder Ltd. (“Feeder Fund”) are part of a “master-feeder” structure. The Feeder Fund invests substantially all of its assets in the Fund. As of September 30, 2023, the Feeder Fund invests in Class I shares and owns 15.24% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

The consolidated financial statements include the accounts of subsidiaries wholly-owned by the Fund: SPRIM LLC (Series A and Series B), a Delaware limited liability company, as well as SPRIM Cayman LLC, SPRIM Cayman II LLC and SPRIM Cayman III LLC (together, “SPRIM Cayman”), which are limited liability companies registered in the Cayman Islands. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on each business day, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). The Board has adopted valuation policies and procedures (“Valuation Procedures”) and has appointed the Adviser to manage the valuation process of the Fund. The Adviser utilizes the resources and personnel of the Sub-Adviser and the Fund’s sub-administrator in carrying out its responsibilities. The Board must determine fair value in good faith for all Fund investments and has chosen to designate the Adviser to perform the fair value determinations.

Investments held by the Fund in Private Market Assets include secondary purchases of existing investments in private investment funds (“Secondary Investment Funds”), investments in private funds actively fundraising (“Primary Investment Funds”) and investments in the equity and/or debt of operating companies, projects or properties (“Co-Investments”). These types of investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Procedures at each Determination Date. The Valuation Procedures require evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment Fund or a Primary Investment Fund is based on the net asset value of the investment reported by its investment manager. In determining fair value, the Fund also incorporates public benchmark returns that are relevant to the investment funds under consideration to adjust fair values for the relevant Determination Date. The public benchmark returns are adjusted for long-term, historical correlations between public and private investment returns and other relevant factors. If the Adviser determines that the most recent net asset value reported by the investment manager does not represent fair value or if the investment manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such investment at the net asset value last reported by its investment manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and performance/incentive fees (carried interest) payable pursuant to the respective organizational documents of the investment fund.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of a Co-Investment: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and foreign currency transactions and the net change in unrealized appreciation (depreciation) on investments and foreign currency translation in the Consolidated Statement of Operations. As of September 30, 2023, the Fund held 22 Secondary Investment Funds, 1 Primary Investment Fund and 5 Co-Investments denominated in foreign currencies.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investment Funds, Primary Investment Funds and Co-Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the investment manager of the Secondary Investment Fund, Primary Investment Fund or Co-Investment. Dividend income and interest income are recorded on an accrual basis.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Expenses are recorded on an accrual basis and allocated pro-rata to Shares based upon average net assets to total net assets at each Determination Date. Closing costs associated with the purchase of Secondary Investment Funds, Primary Investment Funds and Co-Investments are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the tax years from the year 2021 forward remain subject to examination by the major tax jurisdictions under the statute of limitations (generally, the three prior taxable years).

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

SPRIM LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent SPRIM LLC has a deferred tax asset, consideration is given to whether or not a valuation allowance is required.

The SPRIM Cayman subsidiaries, wholly-owned by the Fund, are not subject to U.S. federal and state income taxes and are treated as entities disregarded as separate from their sole owner, the Fund, for U.S. federal income tax purposes.

Cash and Cash Equivalents

Cash and cash equivalents include monies on deposit with UMB Bank N.A. (”UMB Bank”), the Fund’s custodian, investments in UMB Bank demand deposits and the Fidelity Investments Money Market Government Portfolio — Class I mutual fund. Bank demand deposits provide an interest-bearing account for short-term investment purposes. The money market mutual fund invests primarily in government securities and other short-term, highly liquid instruments with low risk of loss and is recorded at NAV per share, which approximates fair value. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash held by UMB Bank on the Fund’s behalf.

Deferred Costs Relating to Purchases of Secondary Investment Funds

Deferred costs relating to purchases of Secondary Investment Funds are amortized monthly over the term of the deferral until the due date of the deferred payment. At the due date, the value of the payment equals the notional amount due to the respective counterparty.

Recently Adopted Regulatory Matters

On October 28, 2020, the Securities and Exchange Commission (“SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is a limited user of derivatives as specified in the rule. The Fund implemented Rule 18f-4 on August 19, 2022.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund implemented Rule 2a-5 on August 31, 2022. The Board designated the Adviser as the party responsible for determination of fair values related to any or all Fund investments.

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans, and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments fair valued using net asset value or adjusted net asset value (or its equivalent), adjusted for cash flows, as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $1.1 billion are excluded from the fair value hierarchy as of September 30, 2023.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Co-Investments	$—	$—	$42,396,752	$138,710,251	$181,107,003
Primary Investment Funds	—	—	2,500,000	38,662,358	41,162,358
Secondary Investment Funds	—	—	6,582,945	930,536,997	937,119,942
Cash Equivalents	71,498,806	—	—	—	71,498,806
Total Investments	$71,498,806	$—	$51,479,697	$1,107,909,606	$1,230,888,109

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
3. Fair Value Measurements (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Co-Investments	Primary Investment Funds	Secondary Investment Funds	Total Investments
Balance as of March 31, 2023	$49,028,059	$—	$4,363,965	$53,392,024
Transfer into Level 3	—	—	—	—
Purchases	6,932,899	2,500,000	3,902,198	13,335,097
Distributions from investments	(1,208,638)	—	(2,705,236)	(3,913,874)
Net Realized Gain (Loss)	(145,953)	—	2,113,755	1,967,802
Net Change in Unrealized Appreciation (Depreciation)	2,915,401	—	(1,091,737)	1,823,664
Transfers out of Level 3	(15,125,016)	—	—	(15,125,016)
Balance as of September 30, 2023	$42,396,752	$2,500,000	$6,582,945	$51,479,697

Net Change in Unrealized Appreciation (Depreciation) on investments held at the end of the reporting period	$2,915,401	$—	$(1,091,737)	$1,823,664

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Secondary Investment Funds and Co-Investments reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:

Investment Type	Fair Value as of September 30, 2023	Valuation Technique(s)	Unobservable Input(1)	Single Input or Range of Inputs	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Co-Investments	$11,901,691	Recent transaction	Recent transaction	N/A	N/A	N/A
Co-Investments	$22,325,427	Market comparable companies	Enterprise value to EBITDA multiple	8.3x-19.3x	12.8x	Increase
Co-Investments	$6,787,401	Market comparable companies	Enterprise value to revenue multiple	6.0x-17.3x	7.8x	Increase
Co-Investments	$1,382,233	Adjusted net asset value	Reported net asset/fair value adjustments	N/A	N/A	N/A
Primary Investment Funds	$2,500,000	Recent transaction	Recent transaction	N/A	N/A	N/A
Secondary Investment Funds	$2,680,747	Adjusted net asset value	Reported net asset/fair value adjustments	N/A	N/A	N/A
Secondary Investment Funds	$3,902,198	Recent transaction	Recent transaction	N/A	N/A	N/A

(1)   The Adviser considers relevant indications of value that are reasonably and timely available in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
3. Fair Value Measurements (continued)

(2)   Inputs shown do not represent a range but rather distinct inputs: thus, since there is no range, a weighted average calculation would not apply.

(3)   This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.40% on an annualized basis of the Fund’s daily net assets, provided that the Management Fee shall in no instance be greater than a Management Fee computed based on the value of the net assets of the Fund as of the close of business on the last business day of the relevant month (including any assets in respect of Shares that would be repurchased by the Fund on such date). The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the six months ended September 30, 2023, the Adviser earned $9.0 million in Management Fees of which $1.7 million was payable as of September 30, 2023.

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement ( “Administration Agreement”) under which the Administrator provides administrative, accounting and other services. Pursuant to the Administration Agreement, which became effective July 1, 2023, the Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.12% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), payable monthly in arrears. For the period July 1, 2023 to September 30, 2023, the Administrator earned $0.1 million in Administration Fees of which $0.1 million was payable as of September 30, 2023.

Prior to close of business on June 30, 2023, SEI Investments Global Funds Services (“SEI”) served as the Fund’s administrator. For the period ended June 30, 2023, SEI earned $0.6 million in administration fees.

5. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s domestic assets. Foreign assets are held by sub-custodians. For the period July 1, 2023 to September 30, 2023, the Custodian earned $37,945 in custody fees of which $12,598 was payable as of September 30, 2023.

Prior to close of business on June 30, 2023, U.S. Bank National Association (“U.S. Bank”) served as the Fund’s custodian. For the period ended June 30, 2023, U.S. Bank earned $25,615 in custody fees.

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended September 30, 2023, the Transfer Agent earned $0.4 million in transfer agent fees of which $0.3 million was payable as of September 30, 2023.

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

6. Distribution and Shareholder Servicing Plan

UMB Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the Investment Company Act. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain RIAs and other financial intermediaries to effect the distribution of Shares of the Fund. The Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares and Class T Shares at the annual rate of 0.85% of the aggregate NAV of each Class S Shares and Class T Shares. The Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the Share Class as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended September 30, 2023, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

Prior to close of business on June 1, 2023, Foreside Financial Services, LLC served as the Fund’s distributor.

7. Revolving Credit Facility

Effective November 23, 2021, the Fund entered into a revolving credit agreement (“Credit Facility”), as amended from time to time, with Cadence Bank, N.A. allowing the Fund to borrow up to $150.0 million (“Commitment”) from a syndicate of lenders. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions. The Commitment termination date is February 5, 2025. The Credit Facility has an interest rate of the Daily Simple SOFR rate plus 3.00% per annum, with a minimum rate of 3.50%, and an unused fee of 0.60% per annum. The average interest rate on short-term borrowings during the six months ended September 30, 2023 was 8.02%. In conjunction with the Credit Facility, the Fund incurred a closing fee of 0.50% which is being amortized in the Consolidated Statement of Operations over the term of the Credit Facility. For the six months ended September 30, 2023, expenses charged to the Fund related to the Credit Facility were $1.5 million. The average daily short-term borrowings outstanding during the six months ended September 30, 2023 were $19.7 million. The Fund satisfied the minimum requirement to maintain outstanding borrowings of at least 25% of the aggregate revolving credit commitment for no less than six months during the period from August 5, 2022 through August 4, 2023.

The following table provides a summary of the key characteristics of the Credit Facility as of September 30, 2023:

Current Balance (in millions)	$0.0
Maximum Principal Amount Available (in millions)	$150.0
Inception Date	November 23, 2021
Maturity Date	February 5, 2025
Unused Fee(1)	0.60% per annum

(1)    The Fund is charged a fee on the daily average unused amount of the Credit Facility.

8. Commitments and Contingencies

As of September 30, 2023, the Fund has contractual unfunded commitments to provide additional funding of $229.3 million to certain investments. The commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected or at all.

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
8. Commitments and Contingencies (continued)

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, it is the opinion of the Adviser, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

9. Capital Share Transactions

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share (determined as of the prior day close of business).

The following table summarizes the Capital Share transactions for the six months ended September 30, 2023 and the year ended March 31, 2023:
	For the Six Months Ended September 30, 2023		For the Year Ended March 31, 2023
	Shares	Amounts	Shares	Amounts
Class I
Proceeds from shares issued	7,890,914	$372,613,720	11,179,593	$490,075,040
Reinvestment of distributions	—	—	233,474	10,189,628
Repurchase of shares	(763,481)	(36,244,378)	(629,543)	(28,124,884)
Exchange of shares	229,902	10,720,919	—	—
Net increase	7,357,335	$347,090,261	10,783,524	$472,139,784

Class D
Proceeds from shares issued	263,820	$12,411,262	349,850	$15,334,320
Reinvestment of distributions	—	—	5,998	261,258
Repurchase of shares	(14,287)	(676,728)	(6,775)	(293,037)
Exchange of shares	(204,598)	(9,487,772)	—	—
Net increase	44,935	$2,246,762	349,073	$15,302,541

Class S
Proceeds from shares issued	1,902,713	$88,927,267	1,131,084	$49,609,100
Reinvestment of distributions	—	—	8,774	382,623
Repurchase of shares	(3,484)	(163,818)	(17,510)	(803,871)
Exchange of shares	(25,930)	(1,233,147)	—	—
Net increase	1,873,299	$87,530,302	1,122,348	$49,187,852

Class T
Proceeds from shares issued	121,466	$5,660,217	128,897	$5,594,829
Reinvestment of distributions	—	—	561	24,401
Repurchase of shares	(2)	(95)	—	—
Exchange of shares	—	—	—	—
Net increase	121,464	$5,660,122	129,458	$5,619,230

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
9. Capital Share Transactions (continued)

The Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 5.00% of the Fund’s outstanding Shares. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.00% of the NAV of the Shares repurchased by the Fund. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

10. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gains dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45-day period.

11. Investment Transactions

For the six months ended September 30, 2023, purchases of Secondary Investment Funds, Primary Investment Funds and Co-Investments totaled $177.1 million, $3.8 million and $43.9 million, respectively, and total proceeds received from investments that represented return of capital distributions were $18.7 million.

12. Tax Information

The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs and differences between book and tax treatment of partnership and passive foreign investment company investments.

As of September 30, 2023, the Fund had a permanent book to tax difference of $4.9 million resulting from distributions in excess of total tax basis net investment income and net realized capital gains. This permanent book to tax difference has been reclassified to paid-in capital and has no effect on the net assets or net asset value per share of the Fund.

For the tax year ended September 30, 2023, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$—
Accumulated capital and other losses	(367,301)
Undistributed long-term capital gains	—
Amortization of organizational costs	(897,695)
Net tax appreciation (depreciation)	144,490,650
Total distributable earnings	$143,225,655

The tax character of Subchapter M distributions for the tax years ended 2023 and 2022 were as follows:

	Ordinary Income	Long-Term Capital Gains
2023	$4,883,077	$8,118,724
2022	$3,918,329	$4,346,296

StepStone Private Markets
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
12. Tax Information (continued)

As of September 30, 2023, the Fund’s deferred, on a tax basis, qualified late year losses are as follows:

Ordinary income	$367,301
Net capital	$—

As of September 30, 2023, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$192,821,594
Gross unrealized depreciation	(48,330,944)
Net unrealized appreciation (depreciation) on investments	$144,490,650
Tax cost of investments	$1,014,898,653

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

SPRIM LLC recorded a provision for income tax expense of $2.6 million for the six months ended September 30, 2023. The deferred income tax is computed by applying the federal statutory income tax rate of 21.00% and estimated applicable state tax statutory rate of 2.50% to net investment income and realized and unrealized gains (losses) on investments before taxes. As of September 30, 2023, SPRIM LLC has a deferred tax liability of $5.6 million.

In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of September 30, 2023 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the six months ended September 30, 2023, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2023.

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

14. Subsequent Events

On November 10, 2023, the Fund commenced a repurchase offer with a valuation date of December 15, 2023.

Effective November 13, 2023, the Fund no longer charges an early repurchase fee on the repurchase of Shares.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Markets
Other Information September 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
www.stepstonepw.com

Investment Sub-Adviser

StepStone Group LP

4225 Executive Square Suite 1600

La Jolla, CA 92037

Phone: (858) 558-9700

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212-3949

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)    Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)    Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1)	Not applicable for semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Markets

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 7, 2023

By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	December 7, 2023

____________

*        Print the name and title of each signing officer under his or her signature.